Interest income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income
Interest, penalty interest	kr 8	kr 6	kr 10
Interest, other receivables	7	5	1
Total interest income	kr 15	kr 11	kr 11